Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Noncurrent Assets [Abstract]
Summary of Other Assets
As at December 31,	2020	2019
Intangible Assets	89	101
Equity Investments (Note 35A)	52	52
Investment in Associate (Note 8)	97	-
Net Investment in Finance Leases	52	30
Long-Term Receivables and Prepaids	11	28
Other	12	-
	313	211